CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 1,616,124	$ 1,238,409		$ 17,426
Marketable investment securities	48,995	132,593
Trade accounts receivable, net of allowance for credit losses of $34,293 and $43,233, respectively	581,770	626,375		568,679
Inventory	248,548	262,297		321,983
Other current assets	214,569	272,955		164,767
Total current assets	2,710,006	2,532,629		1,072,855
Noncurrent Assets:
Restricted cash, cash equivalents and marketable investment securities	58,255	58,323		61,067
Property and equipment, net	1,494,019	1,564,704		1,751,573
FCC authorizations	611,794	611,794		611,794
Other investment securities	98,050	97,306		106,874
Operating lease assets	335,609	380,968		553,576
Other noncurrent assets, net	209,234	222,311		228,820
Total noncurrent assets	2,806,961	2,935,406		3,313,704
Total assets	5,516,967	5,468,035		4,386,559
Current Liabilities:
Trade accounts payable	378,460	315,661		266,417
Deferred revenue and other	632,560	667,226		674,079
Accrued programming	1,311,223	1,388,407		1,308,531
Accrued interest	169,903	216,459		189,039
Other accrued expenses	607,081	625,342		918,333
Current portion of long-term debt and finance lease obligations	1,847,459	2,052,374		1,151,108
Total current liabilities	4,946,686	5,265,469		4,589,922
Long-Term Obligations, Net of Current Portion:
Long-term debt and finance lease obligations, net of current portion	8,606,800	8,619,116		9,671,255
Deferred tax liabilities	500,380	514,928		501,857
Operating lease liabilities	165,514	192,624		350,155
Long-term deferred revenue and other long-term liabilities	185,586	195,903		207,992
Total long-term obligations, net of current portion	9,458,280	9,522,571		10,731,259
Total liabilities	14,404,966	14,788,040		15,321,181
Commitments and Contingencies (Note12)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,471,083	1,463,407		1,432,736
Accumulated other comprehensive income (loss)	(1,002)	(805)		(449)
Accumulated earnings (deficit)	(10,358,080)	(10,782,607)		(12,366,909)
Total stockholder's equity (deficit)	(8,887,999)	(9,320,005)	$ (10,683,879)	(10,934,622)	$ (12,042,160)	$ (13,046,663)
Total liabilities and stockholder's equity (deficit)	$ 5,516,967	$ 5,468,035		$ 4,386,559